Trade receivables	12 Months Ended
Dec. 31, 2023
Disclosure of trade receivables [abstract]
Trade receivables
16. Trade receivables
(USD millions)	2023	2022

Total gross trade receivables	7 158	8 128

Provisions for doubtful trade receivables	-51	-62

Total trade receivables	7 107	8 066

The following table shows the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:
(USD millions)	2023	2022

Not overdue	6 791	7 664

Past due for not more than one month	146	190

Past due for more than one month but less than three months	66	110

Past due for more than three months but less than six months	64	62

Past due for more than six months but less than one year	38	23

Past due for more than one year	53	79

Provisions for doubtful trade receivables	-51	-62

Total trade receivables	7 107	8 066

Trade receivable balances represent amounts due from our customers, which are mainly drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. In particular, we monitor the level of trade receivables in countries deemed to have an elevated credit risk. We consider macroeconomic environment, historical experience, country and political risk, in addition to other relevant information when assessing risk. These risk factors are monitored regularly to determine any adjustments in risk classification. The majority of the past due trade receivables from elevated credit risk countries are due from local governments or from government-funded entities. Deteriorating credit and economic conditions as well as other factors in these elevated credit risk countries have resulted in, and may continue to result in, an increase in the average length of time that it takes to collect these trade receivables, and may require the Company to re-evaluate the expected credit loss amount of these trade receivables in future periods. At December 31, 2023, amounts past due for more than one year are not significant in elevated credit risk countries.
Total trade receivables include amounts denominated in the following major currencies:
(USD millions)	2023	2022

US dollar (USD)	3 520	3 709

Euro (EUR)	1 138	1 426

Japanese yen (JPY)	288	177

Russian ruble (RUB)	240	430

Chinese yuan (CNY)	231	155

British pound (GBP)	146	176

Brazilian real (BRL)	130	145

Australian dollar (AUD)	96	137

Swiss franc (CHF)	84	108

Canadian dollar (CAD)	75	151

Other currencies	1 159	1 452

Total trade receivables	7 107	8 066